Stock-Based Compensation, Dividend Restrictions, and Calculations of Earnings Per Share of Common Stock - Dividends Received From Subsidiaries (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividends received from subsidiaries	$ 70	$ 85	$ 173
Potomac Electric Power Co [Member]
Dividends received from subsidiaries	35	25	115
Delmarva Power & Light Co/De [Member]
Dividends received from subsidiaries		60	23
Atlantic City Electric Co [Member]
Dividends received from subsidiaries	$ 35		$ 35